Commitments and contingencies (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015 action	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Rental expenses		¥ 248,264	¥ 191,253	¥ 163,332
Minimum lease payments under non-cancellable leases
Year ending December 31, 2017		246,770
Year ending December 31, 2018		200,146
Year ending December 31, 2019		139,733
Year ending December 31, 2020		73,651
Year ending December 31, 2021		48,348
Over December 31, 2021		77,824
Total minimum lease payments		786,472
Capital commitment
Commitment capital expenditures		¥ 938,464
Contingencies
Number of putative securities class actions filed | action	2
Minimum
Term of renewal		1 year
Maximum
Term of renewal		10 years